Compensation Plans - Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2013
Shares
Shares Outstanding Beginning Balance	8,128,215
Shares Exercised	(642,951)
Shares Forfeited or expired	(3,563,092)
Shares Outstanding and Exercisable Ending Balance	3,922,172
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding Beginning Balance (USD per share)	$ 47.72
Weighted-Average Exercise Price, Exercised (USD per share)	$ 33.15
Weighted-Average Exercise Price, Forfeited or expired (USD per share)	$ 49.94
Weighted-Average Exercise Price, Outstanding and Exercisable at November 30, 2013 (USD per share)	$ 48.42
Weighted-Average Remaining Contractual Term
Weighted-Average Remaining Contractual Term Outstanding and Exercisable at November 30, 2013	10 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding and Exercisable at November 30, 2013	$ 0 [1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2013.